GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable
On August 1, 2014, the Company completed the acquisition of all of the outstanding shares of Knowledge Partners International (KPI), a pioneer and recognized leader in decision management consultancy, services and training, in consideration of $  2,380, composed of the following:

Cash Payment	$2,203
Share consideration *	177

Total purchase price	$2,380

*)	Sapiens issued 57,000 shares of its subsidiary, Sapiens software solution (Decision) LTD, reflecting 3% of the subsidiary's outstanding shares.
According to the agreement the sellers will have the right to sell their minority interests to the Company during the period commencing on the date that is 48 months following the acquisition date, and the Company will have corresponding call option.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash and cash equivalents	$139
Trade receivables	313
Other receivables and prepaid expenses	89
Property and equipment	4
Patent	1,400
Goodwill	613

Total assets acquired	2,558

Trade payables	(87)
Accrued expenses and other liabilities	(91)

Total liabilities assumed	(178)

Total assets acquired, net	$2,380